BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable	$ 4,073	$ 0
Accumulated discounts on current portion of convertible debt (in dollars)	21,138	28,741
Accumulated discounts on long-term debt and convertible debt (in dollars)	$ 0	$ 16,446
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares outstanding	104,247,228	32,074,000